Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 741,000
Previously Paid Amount	0.00
Total Fee Amount	102.33
Total Offset Amount	0.00
Net Fee	102.33
Narrative - Max Aggregate Offering Price	$ 741,000
Final Prospectus	true